INCOME TAXES - Additional Information (Detail)	12 Months Ended																														12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Hong Kong [Member]	Dec. 31, 2014 Macau [Member]	Dec. 31, 2014 United States of America [Member]	Dec. 31, 2013 United States of America [Member] USD ($)	Dec. 31, 2012 United States of America [Member] USD ($)	Dec. 31, 2014 The Philippines [Member] USD ($)	Dec. 31, 2013 The Philippines [Member] USD ($)	Dec. 31, 2012 The Philippines [Member] USD ($)	Dec. 31, 2014 Macau Complementary Tax [Member] USD ($)	Dec. 31, 2013 Macau Complementary Tax [Member] USD ($)	Dec. 31, 2012 Macau Complementary Tax [Member] USD ($)	Dec. 31, 2014 Hong Kong Profits Tax [Member] USD ($)	Dec. 31, 2013 Hong Kong Profits Tax [Member] USD ($)	Dec. 31, 2012 Hong Kong Profits Tax [Member] USD ($)	Dec. 31, 2014 Additional tax holiday [Member]	Dec. 31, 2014 Property Tax Holiday [Member]	Dec. 31, 2014 Vehicle Tax Holiday [Member]	Dec. 31, 2014 Basic [Member] USD ($)	Dec. 31, 2013 Basic [Member] USD ($)	Dec. 31, 2012 Basic [Member] USD ($)	Dec. 31, 2014 Diluted [Member] USD ($)	Dec. 31, 2013 Diluted [Member] USD ($)	Dec. 31, 2012 Diluted [Member] USD ($)	Dec. 31, 2014 Lump sum in lieu of Macau Complementary Tax on dividend [Member] USD ($)	Dec. 31, 2013 Lump sum in lieu of Macau Complementary Tax on dividend [Member] USD ($)	Dec. 31, 2012 Lump sum in lieu of Macau Complementary Tax on dividend [Member] USD ($)	Dec. 31, 2013 Lump sum in lieu of Macau Complementary Tax on dividend [Member] MOP	Dec. 31, 2014 Operating Tax Loss Carryforwards Expiring in 2015 [Member] USD ($)	Dec. 31, 2014 Operating Tax Loss Carry Forwards Expiring 2016 [Member] USD ($)	Dec. 31, 2014 Operating Tax Loss Carryforwards Expiring in 2017 [Member] USD ($)
Schedule Of Income Taxes [Line Items]
Tax holiday effective period	5 years																	5 years	12 years
Income tax holiday, year, range	2007 to 2011																	2012 to 2016
Minimum period that no change in use or disposal of vehicles from the date of purchase so that vehicles are entitled to vehicle tax holiday																				5 years
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%						30.00%			12.00%	12.00%	12.00%	16.50%	16.50%	16.50%
Provisions for income tax	$ 7,349,000	$ 6,384,000	$ 954,000				$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,761,000	$ 41,000	$ 203,000	$ 1,171,000	$ 654,000	$ 513,000										$ 2,795,000	$ 5,590,000	$ 0
Expected increase (decrease) in net income if taxes on casino gaming profits have been paid	(109,189,000)	(125,702,000)	(88,491,000)
Expected change in earnings (loss) per share if taxes on casino gaming profits have been paid																					$ 0.066	$ 0.076	$ 0.054	$ 0.066	$ 0.076	$ 0.053
Annual lump sum in lieu of Macau Complementary tax on dividend																												2,795,000		22,400,000
Effective tax rate	0.60%	0.40%	(0.70%)
Valuation allowance	127,927,000	88,610,000
Adjusted operating tax loss carry forwards expiration																															153,845,000	177,728,000	245,405,000
Adjusted operating tax loss carry forwards expiration, years																															2015	2016	2017
Adjusted operating tax loss carried forwards, expired	159,715,000
Aggregate undistributed earnings of foreign subsidiaries	11,447,000	18,175,000
Provision related to tax withholding for dividends	0	0
Deferred income tax liability, undistributed earnings	1,717,000	2,725,000
Interest and penalties related to uncertain tax positions recognized	$ 0	$ 0
Statute of limitation for tax return				6 years	5 years	3 years			3 years